General	6 Months Ended
Jun. 30, 2019
Disclosure of general [Abstract]
General
Note 1 - General

A.

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company involved in the production of renewable and clean energy. The Company owns seventeen PV Plants that are operating and connected to their respective national grids as follows: (i) twelve photovoltaic plants in Italy with an aggregate installed capacity of approximately 22.6 MWp, (ii) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp and (iii) one photovoltaic plant in Israel with an installed capacity of approximately 9 MWp. In addition, the Company owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), which owns an approximate 850 MWp bi-fuel operated power plant in the vicinity of Ashkelon, Israel, (ii) 51% of Groen Gas Goor B.V and of Groen Gas Oude-Tonge B.V., project companies developing anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively, (iii) Talasol Solar S.L.U (hereinafter – “Talasol”), which is involved in a project to construct a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain (hereinafter – the “Talasol Project”), and (iv) 75% of Chashgal Elyon Ltd., Agira Sheuva Electra, L.P. and Ellomay Pumped Storage (2014) Ltd., all of which are involved in a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 9 Rothschild Blvd., Tel Aviv, Israel.

B.          Material events in the reporting period

In April 2019, the Company, through its wholly-owned subsidiary, Ellomay Luxembourg Holdings, S.à.r.l. sold 49% of the outstanding shares of Talasol to GSE 3 UK Limited and Fond-ICO Infraestructuras II, FICC (24.5%, respectively) (together, the “Partners”) pursuant to a Credit Facilities Assignment and Sale and Purchase of Shares Agreement (the “SPA”). Following consummation of the transactions contemplated by the SPA, the Company indirectly owns 51% of Talasol’s shares. For further information see Note 7.

On April 30, 2019, the Talasol Project reached financial closing. Total CAPEX of the Talasol Project is expected to be approximately €228 million, of which an aggregate amount of approximately €131 million will be provided by a term loan under the project finance obtained by Talasol from Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank. For more information see Note 10.